Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Measurements [Abstract]
Fair Value Measurements

NOTE 21 - FAIR VALUE MEASUREMENTS

ASC 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.  A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability.  The price in the principal (or most advantageous) market used to measure the fair value of the asset or liability shall not be adjusted for transaction costs.  An orderly transaction is a transaction that assumes exposure to the market for a period prior to the measurement date to allow for marketing activities that are usual and customary for transactions involving such assets and liabilities; it is not a forced transaction. Market participants are buyers and sellers in the principal market that are independent, knowledgeable, and both able and willing to transact.

Nonfinancial assets and liabilities measured at fair value on a recurring basis include reporting units measured at fair value in the first step of a goodwill impairment test.  Nonfinancial assets measured at fair value on a nonrecurring basis include nonfinancial assets and liabilities measured at fair value in the second step of a goodwill impairment test, as well as intangible assets and other nonfinancial long-lived assets measured at fair value for impairment assessment, such as other real estate owned.

ASC 820-10 requires the use of valuation techniques that are consistent with the market approach, the income approach, and/or the cost approach.  The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities.  The income approach uses valuation techniques to convert future amounts, such as cash flows or earnings, to a single present amount on a discounted basis.  The cost approach is based on the amount that currently would be required to replace the service capacity of an asset (replacement cost).  Valuation techniques should be consistently applied.  Inputs to valuation techniques refer to the assumptions that market participants would use in pricing the asset or liability.  Inputs may be observable or unobservable.  Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from independent sources.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  In that regard, ASC 820-10 establishes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs.  The fair value hierarchy is as follows:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Corporation has the ability to access at the measurement date.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.  Level 2 inputs include:  quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability; and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 – Unobservable inputs for the asset or liability for which there is little, if any, market activity at the measurement date.  Unobservable inputs reflect the Corporation’s own assumptions about what market participants would use to price the asset or liability.  The inputs are developed based on the best information available in the circumstances, which might include the Corporation’s own financial data such as internally developed pricing models, discounted cash flow methodologies, as well as instruments for which the fair value determination requires significant management judgment.

There were no financial instruments measured at fair value that moved to a lower level in the fair value hierarchy due to the lack of observable quotes in inactive markets for those instruments at December 31, 2013 and 2012.

NOTE 21 - FAIR VALUE MEASUREMENTS (CONTINUED)

The following summarizes financial assets (there were no financial liabilities) measured at fair value as of December 31, 2013 and 2012, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value (dollars in thousands):

			Level 1	Level 2	Level 3	Total
			inputs	inputs	inputs	fair value
2013
	Recurring:
		Securities available-for-sale:
		Obligations of U.S. Government
		agencies and corporations	$0	$153,465	$0	$153,465
		Obligations of states and political
		subdivisions	0	98,657	0	98,657
		Other	0	350	0	350

	Total		$0	$252,472	$0	$252,472

	Nonrecurring:
		Other real estate owned	$0	$0	$876	$876
		Impaired loans	0	0	6,458	6,458

	Total		$0	$0	$7,334	$7,334

			Level 1	Level 2	Level 3	Total
			inputs	inputs	inputs	fair value
2012
	Recurring:
		Securities available-for-sale:
		Obligations of U.S. Government
		agencies and corporations	$0	$131,990	$0	$131,990
		Obligations of states and political
		subdivisions	0	105,881	0	105,881
		Other	0	350	0	350

	Total		$0	$238,221	$0	$238,221

	Nonrecurring:
		Other real estate owned	$0	$0	$1,295	$1,295
		Impaired loans	0	0	6,621	6,621

	Total		$0	$0	$7,916	$7,916

Impaired loans are reported net of an allowance for loan losses of $437,000 at December 31, 2013 and $536,000  at December 31, 2012.

NOTE 21 - FAIR VALUE MEASUREMENTS (CONTINUED)

Other real estate owned, which is measured at the lower of carrying or fair value less costs to sell, had a net carrying amount as of December 31, 2013 of $876,000, which is made up of the balance of $975,000, net of a valuation allowance of $99,000.  Other real estate owned had a net carrying amount of $1,295,000, made up of the balance of $1,328,000, net of a valuation allowance of $33,000, at December 31, 2012.  Write-downs of other real estate owned amounted to $85,000 and $28,000 for the years ended December 31, 2013 and 2012, respectively, and are included in other non-interest expenses.

There were no transfers of financial instruments between Levels 1 and 2 during 2012 and 2012.

A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, follows.

In general, fair value is based upon quoted market prices, where available.  If such quoted market prices are not available, fair value is based upon internally developed models that primarily use, as inputs, observable market-based parameters.  Valuation adjustments may be made to ensure that financial instruments are recorded at fair value.  These adjustments may include amounts to reflect counterparty credit quality, the Corporation’s creditworthiness, among other things, as well as unobservable parameters.  Any such valuation adjustments are applied consistently over time.  The Corporation’s valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. While management believes the Corporation’s valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.

In connection with the business combination described in Note 3, certain financial instruments were acquired or assumed and were recorded at their estimated fair values as of the date of acquisition.  In connection with the branch acquisition described in Note 4, loans acquired of $21,503,000 and deposits assumed of $111,075,000 were recorded at their estimated fair values as of the December 16, 2011 closing date based on the present value of the future incremental cash flows. Certain inputs used in these calculations would be unobservable to a market participant making them level 3 inputs.

Securities Available-for-Sale

Where quoted prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy.  Level 1 securities would typically include government bonds and exchange traded equities.  If quoted market prices are not available, then fair values are estimated using pricing models, quoted prices of securities with similar characteristics, or discounted cash flows.  Examples of such instruments, which would generally be classified within Level 2 of the valuation hierarchy, include corporate and municipal bonds, mortgage-backed securities, and asset-backed securities.  In certain cases where there is limited activity or less transparency around inputs to the valuation, securities are classified within Level 3 of the valuation hierarchy.  The Corporation did not have any securities classified as Level 1 or Level 3 at December 31, 2013 and 2012.

Impaired Loans

The Corporation does not record impaired loans at fair value on a recurring basis.  However, periodically, a loan is considered impaired and is reported at the fair value of the underlying collateral, less estimated costs to sell, if repayment is expected solely from the collateral.  Collateral values are estimated using Level 2 inputs, including recent appraisals and Level 3 inputs based on customized discounting criteria including discounting of appraisals based on age or changes in property or market conditions.  These discounts generally range from 10% to 55%.  Collateral values are also discounted for estimated selling costs of 10%. Estimated cash flows are discounted considering the loan rate and current market rates and generally range from 5% to 11%.  Due to the significance of the Level 3 inputs, fair value of impaired loans have been classified as Level 3.

Other Real Estate Owned

The Corporation values other real estate owned at the estimated fair value of the underlying collateral less expected selling costs, generally approximating 10%.  Such values are estimated primarily using appraisals and reflect a market value approach.  Due to the significance of the Level 3 inputs, other real estate owned has been classified as Level 3.